Basis of Presentation and General Information (Table) (Details)	Jun. 30, 2012
Star Aurora [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	171,199
Vessel Year Built	2000
Star Big [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	168,404
Vessel Year Built	1996
Star Borealis [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	179,678
Vessel Year Built	2011
Star Mega [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	170,631
Vessel Year Built	1994
Star Polaris [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	179,546
Vessel Year Built	2011
Star Sigma [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	184,403
Vessel Year Built	1991
Star Cosmo [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,247
Vessel Year Built	2005
Star Delta (ex F Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,434
Vessel Year Built	2000
Star Epsilon (ex G Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,402
Vessel Year Built	2001
Star Gamma (ex C Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	53,098
Vessel Year Built	2002
Star Kappa (ex E Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,055
Vessel Year Built	2001
Star Omicron [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	53,489
Vessel Year Built	2005
Star Theta (ex J Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,425
Vessel Year Built	2003
Star Zeta (ex I Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,994
Vessel Year Built	2003
Star Alpha (ex A Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	175,075
Vessel Year Built	1992
Star Beta (ex B Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	174,691
Vessel Year Built	1993
Star Ypsilon [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	150,940
Vessel Year Built	1991